STOCKHOLDERS' EQUITY (Details Textual) - USD ($)				1 Months Ended											3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 14, 2015	Jun. 11, 2015	Oct. 03, 2014	Sep. 30, 2015	Aug. 20, 2015	Aug. 19, 2015	Jul. 16, 2015	Feb. 28, 2015	Nov. 25, 2014	Nov. 18, 2014	Sep. 22, 2014	Sep. 19, 2014	Apr. 22, 2014	Oct. 16, 2013	Sep. 30, 2015	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 11, 2014
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues		$ 500,000
Share Price																					$ 20.00
Common Stock, Shares Authorized				100,000,000											100,000,000	100,000,000			100,000,000		100,000,000	300,000,000
Proceeds from Issuance of Warrants																					$ 0	$ 1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																					$ 12.20	$ 19.90
Share-based Compensation, Total																$ 153,000		$ 131,000	$ 432,000	$ 492,000	$ 625,000	$ 796,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																					600,000	1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																					$ 830,000	846,000
Stock Issued During Period, Shares, New Issues																					10,000
Sale of Stock, Consideration Received on Transaction																					$ 145,000
Prepaid Expense and Other Assets, Current				$ 144,000											$ 144,000	144,000			144,000		411,000	49,000
Prepaid Expense																					$ 346,000
Adjustments to Additional Paid in Capital, Other																			305,000
Stock Issued During Period, Shares, Other																					3,315
Proceeds from Issuance Initial Public Offering						$ 1.00
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																					3 years
Class of Warrant or Right, Outstanding																					462,116
Offering Costs On Pro Rata Basis To Warrants and Common Shares				945,000											945,000	945,000			945,000
Offering Costs Expenses				$ 640,000											$ 640,000	$ 640,000			$ 640,000
Warrants Exercised																			2,450,000
Warrants Exercised Into Common Stock																			2,450,000
Exercise And Reclassified Of Derivative Liabilities																			$ 1,197,000
Proceeds from Warrant Exercises																			17,000	$ 0	$ 11,224,000	17,340,000
Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total																					305,000	421,000
Non Employee [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total																					320,000	$ 375,000
Common Stock [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								2,462
$1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																					1,000,000
$15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value																					15,000,000
$1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Payments of Stock Issuance Costs									$ 20,000
Proceeds from Issuance of Common Stock									$ 1,311,500
$1,331,500 Purchase Agreement [Member] | Affiliated Entity [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share									$ 13.70
Sale of Stock, Number of Shares Issued in Transaction									24,599
Investor [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share									$ 12.50
Sale of Stock, Number of Shares Issued in Transaction									29,560
Lincoln Park Capital Fund LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues			17,500									17,500
Sale of Stock, Price Per Share												$ 19.80
Prepaid Expense and Other Assets, Current												$ 346,000
Common Stock Shares Purchase Percentage												200.00%
Common Stock Shares Trading Volume Percentage												30.00%
Sale of Stock, Number of Shares Issued in Transaction			478,291
Sale of Stock, Consideration Received Per Transaction												$ 15,000,000
Prepaid Expense																					294,000
Increase (Decrease) in Prepaid Expense																					$ 52,000
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share									$ 12.50
Stock Issued During Period, Shares, New Issues									50,000		50,000	10,000
Sale of Stock, Price Per Share											$ 20.00	$ 15.00
Sale of Stock, Consideration Received on Transaction											$ 961,000
Lincoln Park Capital Fund LLC [Member] | $1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value											$ 1,000,000
Lincoln Park Capital Fund LLC [Member] | $1M Purchase Agreement [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues														50,000
Lincoln Park Capital Fund LLC [Member] | $15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value												$ 15,000,000
Lincoln Park Capital Fund LLC [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									1,331,500
Roth Capital Partners, LLC [Member] | Equity Distribution Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction										10,000,000
Sale of Stock, Consideration Received Per Transaction										$ 1,000,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues												$ 1,000,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues												15,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues												20,000
Maximum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues												25,000
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share												$ 15.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share												20.00
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share												22.50
Minimum [Member] | Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share												$ 30.00
Weighted Average [Member] | Lincoln Park Capital Fund LLC [Member]
Class of Warrant or Right [Line Items]
Common Stock Shares Trading Volume Percentage												95.00%
IPO [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues													526,500
Sale of Stock, Price Per Share													$ 19.00
Proceeds from Issuance Initial Public Offering													$ 8,816,000
IPO [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																							300,000,000
IPO [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized																							100,000,000
Derivative [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Warrants																			$ 3,368,000
Various Consultants And Professionals [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Issued for Services																			59,244
Stock Issued During Period, Value, Issued for Services																			$ 219,000
August 2015 Underwritten Offering [Member]
Class of Warrant or Right [Line Items]
Proceeds from Issuance of Warrants																			$ 1,607,000
Underwriting Agreement [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding						2,550,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00
Underwriting Agreement [Member] | Capital Unit, Class B [Member]
Class of Warrant or Right [Line Items]
Share Price						$ 0.99
Stock Issued During Period, Shares, New Issues						2,450,000
Stock Units Issued, Description						Class B Unit, each of which consists of one pre-funded Series B Warrant to purchase one share of common stock and 0.5 of a Series A Warrant
Underwriting Agreement [Member] | Capital Unit, Class A [Member]
Class of Warrant or Right [Line Items]
Share Price						$ 1.00
Stock Issued During Period, Shares, New Issues						2,550,000
Stock Units Issued, Description						Class A Unit, each of which consists of one share ofcommon stock and 0.5 of a Series A Warrant to purchase one share of its common stock at an exercise price of $1.00 per warrant
2013 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues																	$ 52,116
Stock Issued During Period, Shares, New Issues																	18,904
Stock Issued During Period, Shares, Other																	301,402
Stock Issued During Period, Shares, Employee Stock Purchase Plans	350,000
Stock Issued During Period, Value, Other																	$ 815,881
Stock Issued During Period, Shares, Issued for Services																	17,456
Stock Issued During Period, Value, Issued for Services																	$ 54,519
2013 Long Term Incentive Plan [Member] | April 14 2015 [Member]
Class of Warrant or Right [Line Items]
Shares Remain Under The S 8 Registration Statement				12,239											12,239	12,239			12,239
Series D Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable Exercise Price Per share				$ 0.99											$ 0.99	$ 0.99			$ 0.99
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding																			Each Series D Warrant is exercisable for one additional Class B Unit, each of which consists of one Pre-funded Series B Warrant to purchase one share of our common stock and 0.5 of a Series AWarrant to purchase one share of our common stock
Series D Warrant [Member] | Underwriting Agreement [Member]
Class of Warrant or Right [Line Items]
Share Price						$ 0.01
Class of Warrant or Right, Outstanding						4,950,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.99
Proceeds from Issuance or Sale of Equity, Total						$ 4,975,500
Series C Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable Exercise Price Per share				$ 0.01											$ 0.01	$ 0.01			$ 0.01
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding																			Each Series C Warrant is exercisable for one additional Class A Unit, each of which consists of one share of our common stock and 0.5 of a Series A Warrant to purchase one share of our common stock
2015 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues				$ 29,900
Stock Issued During Period, Shares, New Issues				64,784
Stock Issued During Period, Shares, Other				391,333											62,155
Stock Issued During Period, Shares, Employee Stock Purchase Plans					700,000		100,000
Stock Issued During Period, Value, Other				$ 203,463											$ 130,830
Stock Issued During Period, Shares, Issued for Services				30,613											10,743
Stock Issued During Period, Value, Issued for Services				$ 15,000											$ 19,550
2015 Long Term Incentive Plan [Member] | July 16 2015 [Member]
Class of Warrant or Right [Line Items]
Shares Remain Under The S 8 Registration Statement				27,101											27,101	27,101			27,101
2015 Long Term Incentive Plan [Member] | August 20 2015 [Member]
Class of Warrant or Right [Line Items]
Shares Remain Under The S 8 Registration Statement				213,270											213,270	213,270			213,270